COVID-19 IMPACT ON THE FINANCIAL STATEMENTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Unusual or Infrequent Item, or Both1 [Line Items]
Adjustments for lease discounts included in rental expenses	$ 512
COVID-19
Unusual or Infrequent Item, or Both1 [Line Items]
Adjustments for lease discounts included in rental expenses	$ 512